Provisions	12 Months Ended
Dec. 31, 2024
Provisions [Abstract]
PROVISIONS
24.	PROVISIONS

(a)	Claims from vendors

Claims from vendors
US$
At January 1, 2023	4,079
Additions from acquisition of subsidiaries	476
Settled during the year	(831)
Exchange alignment	142

At December 31, 2023	3,866
Additions	450
Settled during the year	(533)
Disposal of subsidiaries	(3,750)
Exchange alignment	(33)

At December 31, 2024	—

(b)	Provision for replacement

The amount represented provision for the replacement and maintenance of furniture, fixtures and equipment within the hotels of the Group.